INVENTORIES - Additional information (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)	Mar. 31, 2022 USD ($) item	Mar. 31, 2021 USD ($) item
INVENTORIES
Number of inventory units | item						3
Inventories	$ 0		$ 0		$ 286,488	$ 127,933
Inventory net available for sale						$ 47,410
Impairment of certain vehicle held for sale	$ 0		$ 3,085
Automobiles for either leasing or sale
INVENTORIES
Number of inventory units | item	0		0		36	6
Inventory net for sale or sales-type leases	$ 0		$ 0		$ 346,886	$ 80,523
Automobiles held for sale
INVENTORIES
Impairment of certain vehicle held for sale	0	$ 0	3,085	$ 0	60,398
Automobiles
INVENTORIES
Inventories	$ 0		$ 0		$ 286,488	$ 127,933